Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.28650%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,086,584.48

Principal:
Principal Collections	$22,607,203.10
Prepayments in Full	$12,888,103.32
Liquidation Proceeds	$453,116.40
Recoveries	$18,184.78
Sub Total	$35,966,607.60
Collections	$38,053,192.08

Purchase Amounts:
Purchase Amounts Related to Principal	$183,821.89
Purchase Amounts Related to Interest	$605.81
Sub Total	$184,427.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,237,619.78

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,237,619.78
Servicing Fee	$670,632.71	$670,632.71	$0.00	$0.00	$37,566,987.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,566,987.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,566,987.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,566,987.07
Interest - Class A-3 Notes	$1,060,697.66	$1,060,697.66	$0.00	$0.00	$36,506,289.41
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$36,126,835.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,126,835.66
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$36,003,669.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,003,669.99
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$35,915,324.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,915,324.16
Regular Principal Payment	$32,856,015.26	$32,856,015.26	$0.00	$0.00	$3,059,308.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,059,308.90
Residual Released to Depositor	$0.00	$3,059,308.90	$0.00	$0.00	$0.00
Total		$38,237,619.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,856,015.26
Total					$32,856,015.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,856,015.26	$66.87	$1,060,697.66	$2.16	$33,916,712.92	$69.03
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$32,856,015.26	$20.14	$1,651,662.91	$1.01	$34,507,678.17	$21.15

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$457,855,106.42	0.9318309	$424,999,091.16	0.8649620
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$699,185,106.42	0.4285141	$666,329,091.16	0.4083775

Pool Information
Weighted Average APR	3.067%	3.058%
Weighted Average Remaining Term	39.46	38.61
Number of Receivables Outstanding	39,436	38,581
Pool Balance	$804,759,247.87	$768,198,084.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$739,810,464.05	$706,406,031.34
Pool Factor	0.4504168	0.4299538

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$61,792,053.47
Targeted Overcollateralization Amount	$101,868,993.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,868,993.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$428,918.35
(Recoveries)		53	$18,184.78
Net Loss for Current Collection Period			$410,733.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6125%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3908%
Second Prior Collection Period			0.7896%
Prior Collection Period			0.6263%
Current Collection Period			0.6267%
Four Month Average (Current and Prior Three Collection Periods)			0.6083%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,100	$10,580,461.75
(Cumulative Recoveries)			$1,051,032.51
Cumulative Net Loss for All Collection Periods			$9,529,429.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5334%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,038.32
Average Net Loss for Receivables that have experienced a Realized Loss			$4,537.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	275	$6,955,827.14
61-90 Days Delinquent	0.15%	43	$1,180,048.80
91-120 Days Delinquent	0.02%	6	$140,908.95
Over 120 Days Delinquent	0.06%	18	$452,817.88
Total Delinquent Receivables	1.14%	342	$8,729,602.77

Repossession Inventory:
Repossessed in the Current Collection Period		27	$687,695.61
Total Repossessed Inventory		52	$1,311,739.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1735%
Prior Collection Period			0.1826%
Current Collection Period			0.1737%
Three Month Average			0.1766%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2309%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	140	$3,829,241.88
2 Months Extended	173	$4,648,310.10
3+ Months Extended	30	$761,919.63

Total Receivables Extended	343	$9,239,471.61

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer